Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets [Abstract]
Goodwill
The change in carrying amount of goodwill by business segment including discontinued operations associated with the Company's former Harland Financial Solutions segment for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Harland Clarke	Harland Financial Solutions	Scantron	Faneuil	Total
Predecessor
Balance at December 31, 2010	$785.2	$452.2	$228.4	$61.0	$1,526.8
2010 acquisitions	—	(1.4)	(1.4)	—	(2.8)
2011 acquisition	—	—	90.2	—	90.2
Impairment	—	—	(102.2)	—	(102.2)
Effect of exchange rate changes	—	(0.2)	—	—	(0.2)
Balance at December 21, 2011	785.2	450.6	215.0	61.0	$1,511.8
Successor
Change in ownership	(785.2)	(450.6)	(215.0)	(61.0)	(1,511.8)
MacAndrews Acquisition	415.0	281.8	40.1	8.7	745.6
Faneuil balance at date of common control	—	—	—	13.0	13.0
Balance at December 31, 2011	415.0	281.8	40.1	21.7	758.6
MacAndrews Acquisition	2.0	0.8	—	—	2.8
Effect of exchange rate changes	—	0.1	0.1	—	0.2
Balance at December 31, 2012	$417.0	$282.7	$40.2	$21.7	$761.6

Other Intangible Assets
Useful lives, gross carrying amounts and accumulated amortization for other intangible assets are as follows:

		Gross Carrying Amount		Accumulated Amortization		Net Carrying Amount
		December 31,		December 31,		December 31,
	Useful Life (in years)	2012	2011	2012	2011	2012	2011
Amortized intangible assets:
Customer relationships	3 - 19	$1,528.0	$1,528.0	$132.7	$12.3	$1,395.3	$1,515.7
Trademarks and tradenames	15 - 25	101.4	101.4	5.3	0.1	96.1	101.3
Software	3 - 9	56.5	42.2	13.1	1.0	43.4	41.2
		1,685.9	1,671.6	151.1	13.4	1,534.8	1,658.2
Indefinite-lived intangible assets:
Tradename		0.8	0.8	—	—	0.8	0.8
Total other intangible assets		$1,686.7	$1,672.4	$151.1	$13.4	$1,535.6	$1,659.0

Estimated Amortization Expense
Estimated aggregate amortization expense for intangible assets through December 31, 2017 is as follows:

Year ending December 31, 2013	$128.9
Year ending December 31, 2014	120.8
Year ending December 31, 2015	112.7
Year ending December 31, 2016	101.5
Year ending December 31, 2017	97.0